                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                               File No. 2-10765
                                                               File No. 811-249

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                              |X|
   Pre-Effective Amendment No.                     --------                          |_|
   Post-Effective Amendment No.                      115                             |X|
                                                   --------
                                          AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                      |X|
   Amendment No.                                     115
                                                   --------


                             DELAWARE GROUP EQUITY FUNDS I
 ---------------------------------------------------------------------------------------
                   (Exact Name of Registrant as Specified in Charter)
   2005 Market Street, Philadelphia, Pennsylvania           19103-7094
 ---------------------------------------------------------------------------------------
      (Address of Principal Executive Offices)              (Zip Code)
                                                                          (800) 523-1918
Registrant's Telephone Number, including Area Code:                       --------------
          Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
 ---------------------------------------------------------------------------------------
                        (Name and Address of Agent for Service)
                                                                            June 1, 2003
Approximate Date of Public Offering:                                        ------------


It is proposed that this filing will become effective:

        |_|    Immediately upon filing pursuant to paragraph (b)

        |X|    on May 1, 2003 pursuant to paragraph (b)

        |_|    60 days after filing pursuant to paragraph (a) (1)

        |_|    on (date) pursuant to paragraph (a)(1)

        |_|    75 days after filing pursuant to paragraph (a) (2)

        |_|    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             -- C O N T E N T S --


This Post-Effective Amendment No. 115 to Registration File No. 2-10765 includes the following:

        1.     Facing Page

        2.     Contents Page

        3.     Part A - Prospectuses

        4.     Part B - Statement of Additional Information

        5.     Part C - Other Information

        6.     Signatures

                         DELAWARE GROUP EQUITY FUNDS I


                             Delaware Balanced Fund
                              Delaware Devon Fund

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                            dated December 31, 2002

The Board of Trustees has approved the addition of Class R Shares. These Shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

Delaware Balanced Fund

The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile: Delaware Balanced Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

    Maximum sales charge (load) imposed on purchases as a
    percentage of offering price                                                none
    Maximum contingent deferred sales charge (load) as a
    percentage of original purchase price or redemption price,
    whichever is lower                                                          none
    Maximum sales charge (load) imposed on reinvested dividends                 none
    Redemption fees                                                             none
    Exchange fees1                                                              none


Annual fund operating expenses are deducted from the Fund's assets.

    Management fees                                                            0.65%
    Distribution and service (12b-1) fees                                      0.60%
    Other expenses                                                             0.53%
    Total operating expenses                                                   1.78%
    Fee waivers and payments                                                 (0.00%)
    Net expenses                                                               1.78%


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.2 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

    1 year                                                                      $181
    3 years                                                                     $560
    5 years                                                                     $964
    10 years                                                                  $2,095


1 Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Delaware Devon Fund

The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 7 of the Prospectus under "Profile: Delaware Devon Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.

    Maximum sales charge (load) imposed on purchases as a
    percentage of offering price                                                none
    Maximum contingent deferred sales charge (load) as a
    percentage of original purchase price or redemption price,
    whichever is lower                                                          none
    Maximum sales charge (load) imposed on reinvested dividends                 none
    Redemption fees                                                             None
    Exchange fees1                                                              None


Annual fund operating expenses are deducted from the Fund's assets.

    Management fees                                                            0.65%
    Distribution and service (12b-1) fees                                      0.60%
    Other expenses                                                             1.10%
    Total operating expenses                                                   2.35%
    Fee waivers and payments2                                                (0.55%)
    Net expenses                                                               1.80%


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

    1 year                                                                      $183
    3 years                                                                     $681
    5 years                                                                   $1,206
    10 years                                                                  $2,644


1 Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The investment manager has contracted to waive its fee and pay expenses through December 31, 2003 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.

3 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Delaware Balanced Fund and Delaware Devon Fund

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share Class - Class A" on page 15:

CLASS A

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

The following information replaces the fifth bullet under "About your account
- Choosing a share Class - Class B" on page 12:

CLASS B

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information replaces the fourth bullet under "About your account
- Choosing a share Class - Class C" on page 12:

CLASS C

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information supplements the section "About your account - Choosing a share Class" on page 15:

CLASS R

o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple emplyees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments' retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 17:

"Class R shares have no up front sales charge."

The following replaces the second sentence under the section "About your account - Special services - Exchanges" on page 22:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated May 1, 2003.

Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of Class A, B, C and R Shares should contact their financial advisor or call Delaware Investments at 800 523-1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800 510-4015.


INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245
-------------------------------------------------------------------------------

DELAWARE GROUP EQUITY FUNDS I
-------------------------------------------------------------------------------

DELAWARE BALANCED FUND
DELAWARE DEVON FUND


A CLASS
B CLASS
C CLASS
R CLASS
INSTITUTIONAL CLASS


-------------------------------------------------------------------------------

PART B

STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


DECEMBER 31, 2002
(as amended MAY 1, 2003)


[GRAPHIC OMITTED]

                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 31, 2003
                            (as amended MAY 1, 2003)



                         DELAWARE GROUP EQUITY FUNDS I
                             Delaware Balanced Fund
                              Delaware Devon Fund

                               2005 Market Street
                          Philadelphia, PA 19103-7094

     For more information about Delaware Balanced Fund Institutional Class and Delaware Devon Fund Institutional Class: 800 510-4015


      For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Class R Shares: Nationwide
                                  800 523-1918



         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500


    Delaware Group Equity Funds I ("Equity Funds I") is a professionally-managed mutual fund of the series type which currently offers two series of shares: Delaware Balanced Fund series ("Delaware Balanced Fund") and Delaware Devon Fund series ("Delaware Devon Fund") (individually, a "Fund", and collectively, the "Funds"). Each Fund also offers Class A, B, C, R and Institutional Class Shares. All references to "shares" in this Part B refer to all Classes of shares of Equity Funds I, except where noted.


    This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated December 31, 2002 and the current Prospectus for the Institutional Classes dated December 31, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.

                               TABLE OF CONTENTS



                                                                                                                               Page
Cover Page                                                                                                                        1
Investment Restrictions and Policies                                                                                              2
Performance Information                                                                                                          17
Trading Practices and Brokerage                                                                                                  24
Purchasing Shares                                                                                                                26
Investment Plans                                                                                                                 38
Determining Offering Price and Net Asset Value                                                                                   47
Redemption and Exchange                                                                                                          48
Dividends and Realized Securities Profits Distributions                                                                          56
Taxes                                                                                                                            56
Investment Management Agreement                                                                                                  60
Officers and Trustees                                                                                                            62
General Information                                                                                                              69
Financial Statements                                                                                                             73
Appendix A-Investment Objectives of the Funds in the Delaware Investments Family                                                 74

INVESTMENT RESTRICTIONS AND POLICIES


Investment Restrictions

Fundamental Investment Restrictions - Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. Each Fund shall not:

    1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 (the "1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

    2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

    3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

    4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

    Non-Fundamental Investment Restrictions - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

    1. A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

    2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

        The following are additional non-fundamental investment restrictions for the Funds.

    Each Fund shall not:

    1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

    2. Acquire control of any company. (Equity Funds I's Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

    3. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of Equity Funds I or an officer, trustee or partner of its investment manager if, to the knowledge of Equity Funds I, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

    4. No long or short positions on shares of Equity Funds I may be taken by its officers, trustees or any of its affiliated persons. Such persons may buy shares of Equity Funds I for investment purposes, however.

    5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of Equity Funds I's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of Equity Funds I's assets.

    6. Act as an underwriter of securities of other issuers, except that Equity Funds I may acquire restricted securities and securities which are not readily marketable under circumstances where, if such securities are sold, Equity Funds I may be deemed an underwriter for purposes of the 1933 Act.

    7. Invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

    8. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude Equity Funds I's purchase of securities issued by real estate investment trusts.)

    9.  Sell short any security or property.

    10. Deal in commodities, except that Delaware Devon Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates, and foreign currencies, and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities and that Delaware Balanced Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates, and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.

    11. Borrow, except as a temporary measure for extraordinary or emergency purposes and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Equity Funds I's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Equity Funds I shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Equity Funds I shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

    12. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by Equity Funds I and Equity Funds I may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    13. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

Investment Policies

    All investment policies of the Funds are nonfundamental and may be changed without shareholder approval, except those identified above as fundamental restrictions.

    Each Fund has made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of such Fund's net assets. Included within that amount, but not to exceed 2% of each Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

    Neither Fund currently invests its assets in real estate limited partnerships or oil, gas and other mineral leases. Each Fund currently intends to limit its investments in real estate investment trusts to not more than 10% of each such Fund's net assets.

    While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Investment securities will not normally be purchased by a Fund while it has an outstanding borrowing. Neither Fund may concentrate investments in any industry, which means that a Fund generally may not invest more than 25% of its assets in any one industry.

    In addition to the fixed-income securities in which Delaware Balanced Fund invests as described in the Prospectuses, the Fund may also invest in split-rated bonds and in high-yield, high risk bonds (commonly known as "junk bonds"). A split bond rating occurs when separate rating agencies, such as Standard and Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") give different ratings to the same issue or issuer. The split-rated and high-yield, high risk bonds in which the Fund may invest are rated, or in the case of split-rated bonds, may have one or more ratings lower than BBB by S&P, Baa by Moody's and/or rated similarly by another recognized rating agency (or, if unrated, the Manager determines to be of comparable quality). The Fund anticipates investing in such split-rated or high-yield, high risk bonds in limited situations, such as when the Manager believes that they are likely to be upgraded due to a future corporate event. Investing in high-yield, high risk bonds involves certain risks as discussed below. The Fund limits its purchases of high-yield, high risk bonds to no more than 5% of net assets.

    The Risks of Investing in High-Yield, High Risk Fixed-Income Securities-High-yield, high risk fixed-income securities are considered to be of poor standing and predominantly speculative and entails certain risks, including the risk of loss of principal, which may be greater than the risks involved with investing in investment grade securities. Such securities are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the high-yield securities.

    The medium- and low-grade bonds in which the Fund may invest may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

    The economy and interest rates may affect these high-yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-related securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Mortgage-Backed Securities

    In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations, each Fund may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions. Certain of these private-backed securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

    CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

    CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Delaware Devon Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Delaware Balanced Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Each Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the four highest grades by a nationally-recognized rating agency.

Asset-Backed Securities

    Each Fund may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

    Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Equity Securities

    Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants

    Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Portfolio Loan Transactions

    Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    It is the understanding of Delaware Management Company (the "Manager") that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Equity Funds I know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

    The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Restricted and Illiquid Securities

    Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Repurchase Agreements

    In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of a Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of 102% of the repurchase price, including the portion representing such Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and each seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

    The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments funds jointly to invest cash balances. Each Fund of Equity Funds I may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Real Estate Investment Trusts

    Each Fund may invest in shares or convertible bonds issued by real estate investment trusts ("REITS"). REITS invest primarily in income producing real estate as well as real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. Each Fund anticipates investing only in REITS that invest the majority of their assets directly in real property and derive their income primarily from rents, which are known as "equity REITS." Equity REITS can also realize capital gains by selling properties that have appreciated in value.

Convertible Securities

    Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide a Fund with opportunities which are consistent with a Fund's investment objectives and policies.

    Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

    A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

    In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

Foreign Securities

    Each Fund may invest in securities of foreign companies. However, neither Fund will invest more than 5% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 (the "1934 Act") or American Depositary Receipts, on which there are no such limits).

    A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

    Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of either Fund held in foreign countries.

    Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions. Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. When the Manager believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar or against another currency, each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase or sell additional foreign currency on the spot market (and bear the expense of such purchase or sale) if the market value of the security is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

    Each Fund may incur gains or losses from currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of a Fund's foreign securities or will prevent loss if the prices of such securities should decline.

Futures Contracts and Options on Futures Contracts

    Each Fund may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A Fund currently intends to limit such investments to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

    When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant or an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

    Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by the Fund must be paid to the contract market clearing house while any profit due to the Fund must be delivered to it.

    Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

    Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

    With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

    The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

    Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

    If a put or call option a Fund has written is exercised, a Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

    To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

    Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options

Each Fund may write call options and purchase put options on a covered basis only Delaware Balanced Fund may also purchase call options and write put options on a covered basis only. The options in which the fund invests may be exchanged listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will only enter into such options to the extent consistent with its limitation on investments in illiquid securities. Neither Fund will engage in option writing strategies for speculative purposes.

    A. Covered Call Writing-Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    With respect to both options on actual portfolio securities owned by the Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

    If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    Each Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    B. Purchasing Put Options-Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

    Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    The Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

    C. Purchasing Call Options-Delaware Balanced Fund may purchase call options to the extent that premiums paid by the Fund does not aggregate more than 2% of its total net assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specific exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Portfolios may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

    The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

    Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

    D. Writing Put Options-Delaware Balanced Fund may write put options on a secured or covered basis. A put option written by the Fund obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Fund. During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Fund will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolios. Consistent with the limited purposes for which the Fund intends to engage in the writing of put options, such put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for Fund at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

    Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Options on Stock Indices

    Each Fund may engage in transactions in options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

    Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

    As with stock options, each Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

    A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Stock Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

    The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. Delaware Devon Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

    A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

When-Issued and Delayed Delivery Securities

    Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of such Fund's total assets less liabilities other than the obligations created by these commitments.

Interest Rate and Index Swaps

     Delaware Balanced Fund may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. The Fund will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Fund is otherwise eligible to invest, and subject to the investment limitations on the instruments to which the purchased reference rate relates.

    Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

    When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

    The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate (LIBOR). The typical maximum term of an interest rate swap agreement ranges from one to twelve years. Index swaps tend to be shorter term, often for one year. The Manager presently intends to purchase swaps with maturities of six to twelve months, and in no event greater than two years.

    The Fund may also engage in index swaps, also called total return swaps. In an index swap, the Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

    Swap transactions provide several benefits to the Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of the Fund is the weighted average of the durations of the Fund's fixed income securities.

    If the Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, the Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the fund will now be six months. In effect, the Fund has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.


    The Fund may also use swaps to gain exposure to specific markets. For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed income fund to increase its exposure to the corporate bond segment of the market. It is generally not possible to purchase exchange-traded options on a corporate bond index. The Fund could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Fund gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

    Other uses of swaps could help permit the Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.


    The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, the Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. The Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them - the counterparty may be judgement proof due to insolvency, for example. The Fund thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit the Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.


    In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

    In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of the Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Fund might theoretically be required to pay in a swap transaction.

    In order to ensure that the Fund will only engage in swap transactions to the extent consistent with its investment objectives and strategies, the Fund will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Fund. Similarly, the extent to which the Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

    The Fund will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund's payment obligations over its entitled payments with respect to each swap contract. To the extent that the Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund's net payment obligations. For example, if the Fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not be necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

    There is not a well developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). The Fund will therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, the Fund will refer to the notional amount of the swap.

    Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Concentration

    In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

    From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statements of total return or yield performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over the most recent one-, five- and ten-year or life- of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. Each Fund may also advertise yield information for its Classes for various periods of time.

    The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                       n
                                 P(1 + T) = ERV

                      P =    a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the
Where:                       maximum front-end sales charge is deducted;
                      T =    average annual total return;
                      n =    number of years;
                    ERV =    redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


    In presenting performance information for Class A Shares, the Limited CDSC, applicable to only certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

    Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

    Each Fund may also state total return performance of its Classes in the form of an average total return. This average annual return will be computed by taking the sum of annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. The performance of Class B Shares and Class C Shares may also be computed without taking into account any applicable CDSC. From time to time, each Fund may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

    The performance of each Class of each Fund, as shown below, is the average annual total return quotations through October 31, 2002. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for Delaware Balanced Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Balanced Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The performance of Class B and Class C Shares, as shown below, is the average annual total return quotation through October 31, 2002. The average annual total return including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 2002. The average annual total return for excluding deferred sales charge assumes the shares were not redeemed at October 31, 2002 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. On June 14, 1988, Delaware Balanced Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital.

    Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.


    The average annual total return for each Class (except Class R) is shown for the 1 year, 5 year, or 10 year period ending October 31, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period. No return information currently is provided for Class R.

                          Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         1 year          5 years          10 years
                                                                          ended            ended             ended
Delaware Balanced Fund                                                 10/31/02         10/31/02          10/31/02    Life of Fund4
-----------------------------------------------------------------------------------------------------------------------------------
Class A (at offer before taxes)1, 2                                     -14.59%           -4.07%             4.31%              N/A
Class A (at offer after taxes on distributions)1, 2                     -15.30%           -6.10%             1.73%              N/A
Class A (at offer after taxes on distributions and sale of
  fund shares)1, 2                                                       -8.90%           -3.48%             2.65%              N/A
Class A (at NAV before taxes)1                                           -9.38%           -2.93%             4.93%              N/A
Class B (including CDSC before taxes)3                                  -13.61%           -3.96%               N/A            3.46%
Class B (including CDSC after taxes on distributions)3                  -14.08%           -5.71%               N/A            1.31%
Class B (including CDSC after taxes on distributions and
  sale of fund shares)3                                                  -8.32%           -3.26%               N/A            2.28%
Class B (excluding CDSC before taxes)                                   -10.06%           -3.66%               N/A            3.46%
Class C (including CDSC before taxes)                                   -10.89%           -3.66%               N/A            1.74%
Class C (including CDSC after taxes on distributions)                   -11.36%           -5.39%               N/A           -0.51%
Class C (including CDSC after taxes on distributions and
  sale of fund shares)                                                   -6.65%           -3.02%               N/A            0.91%
Class C (excluding CDSC before taxes)                                   -10.01%           -3.66%               N/A            1.74%
Institutional Class (before taxes)                                       -9.16%           -2.70%             5.14%              N/A
Institutional Class (after taxes on distributions)                      -10.03%           -4.85%             2.46%              N/A
Institutional Class (after taxes on distributions and sale
  of fund shares)                                                        -5.56%           -2.47%             3.30%              N/A
-----------------------------------------------------------------------------------------------------------------------------------


1 Delaware Balanced Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

2 Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

3 Effective November 18, 2002, the CDSC schedule for Class B Shares changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.

4 Date of initial public offering of Delaware Balanced Fund A Class was April 25, 1938; date of initial public offering of Delaware Balanced Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Balanced Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Balanced Fund Class C Shares was November 29, 1995.

                          Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                   1 year    5 years ended
Delaware Devon Fund1                             10/31/02         10/31/02     Life of Fund4
-----------------------------------------------------------------------------------------------------------------------------------
Class A (at offer before taxes)2                   -20.83%           -7.82%             4.33%
Class A (at offer after taxes on
  distributions)2                                  -20.83%           -8.25%             3.19%
Class A (at offer after taxes on
  distributions and sale of fund
  shares)2                                         -12.79%           -6.10%             3.09%
Class A (at NAV before taxes)                      -16.00%           -6.72%             5.03%
Class B (including CDSC before taxes)3             -19.92%           -7.77%             3.57%
Class B (including CDSC after taxes on
  distributions)3                                  -19.92%           -8.15%             2.48%
Class B (including CDSC after taxes on
  distributions and sale of fund
  shares)3                                         -12.23%           -6.04%             2.49%
Class B (excluding CDSC before taxes)              -16.58%           -7.37%             3.57%
Class C (including CDSC before taxes)              -17.43%           -7.38%             0.90%
Class C (including CDSC after taxes on
  distributions)                                   -17.43%           -7.76%            -0.09%
Class C (including CDSC after taxes on
  distributions and sale of fund
  shares)                                          -10.70%           -5.75%             0.40%
Class C (excluding CDSC before taxes)              -16.59%           -7.38%             0.90%
Institutional Class (before taxes)                 -15.71%           -6.43%             5.36%
Institutional Class (after taxes on
  distributions)                                   -15.71%           -6.90%             4.14%
Institutional Class (after taxes on
  distributions and sale of fund
  shares)                                           -9.64%           -5.08%             3.91%
-----------------------------------------------------------------------------------------------------------------------------------


1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.

2 Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

3 Effective November 18, 2002, the CDSC schedule for Class B Shares changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

4 Date of initial public offering of Delaware Devon Fund A Class was December 29, 1993; date of initial public offering of Delaware Devon Fund Institutional Class shares was December 29, 1993; date of initial public offering of Delaware Devon Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Devon Fund Class C Shares was November 29, 1995.

    Total return performance for the Classes will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Fund in the future.

    From time to time, each Fund may also quote its Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Composite Price Stock Index or the Dow Jones Industrial Average.

    Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

    In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

    Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

    Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Coverdell Education Savings Accounts) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

    Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

    Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

    The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through October 31, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance of each Class, as shown below, does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. On June 14, 1988, Delaware Balanced Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital. The net asset values of each Fund fluctuate so shares, when redeemed, may be worth more or less than the original investment and each Fund's results should not be considered as representative of future performance.

                            Cumulative Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Class B        Class B        Class C        Class C
                                                                                Shares         Shares         Shares         Shares
                                                                             (Including     (Excluding     (Including     (Excluding
                                  Class A        Class A                      Deferred       Deferred       Deferred       Deferred
                                 Shares1,2       Shares1     Institutional      Sales          Sales          Sales          Sales
Delaware Devon Fund              (at Offer)     (at NAV)         Class        Charge)3        Charge)        Charge)        Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 10/31/02             -8.16%         -2.57%         -2.49%         -6.60%         -2.71%         -3.69%         -2.72%
6 months ended 10/31/02            -18.07%        -13.05%        -12.92%        -16.81%        -13.35%        -14.17%        -13.30%
9 months ended 10/31/02            -20.03%        -15.16%        -14.98%        -18.98%        -15.61%        -16.46%        -15.62%
1 year ended 10/31/02              -14.59%         -9.38%         -9.16%        -13.61%        -10.06%        -10.89%        -10.01%
3 years ended 10/31/02             -29.55%        -25.24%        -24.70%        -28.60%        -26.90%        -26.87%        -26.87%
5 years ended 10/31/02             -18.76%        -13.80%        -12.78%        -18.31%        -16.99%        -17.00%        -17.00%
10 years ended 10/31/02             52.43%         61.73%         65.07%           N/A            N/A            N/A            N/A
15 years ended 10/31/02            206.08%        224.79%        231.50%           N/A            N/A            N/A            N/A
Life of Fund4                   48,921.44%     51,929.24%     53,005.16%         31.98%         31.98%         12.69%         12.69%
-----------------------------------------------------------------------------------------------------------------------------------


1 Delaware Balanced Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

2 Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

3 Effective November 18, 2002, the CDSC schedule for Class B Shares changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.

4 Date of initial public offering of Delaware Balanced Fund A Class was April 25, 1938; date of initial public offering of Delaware Balanced Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Balanced Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Balanced Fund Class C Shares was November 29, 1995.

                            Cumulative Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Class B        Class B        Class C        Class C
                                                                             Shares         Shares         Shares         Shares
                                 Class A                                   (Including     (Excluding     (Including     (Excluding
                                 Shares       Class A                       Deferred       Deferred       Deferred       Deferred
                                   (at        Shares    Institutional         Sales          Sales          Sales          Sales
Delaware Devon Fund1             Offer)2     (at NAV)       Class           Charge)3        Charge)        Charge)        Charge)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 10/31/02             -9.37%       -3.86%           -3.73%         -7.81%         -3.97%         -5.01%         -4.05%
6 months ended 10/31/02            -22.50%      -17.77%          -17.64%        -21.36%        -18.08%        -18.92%        -18.10%
9 months ended 10/31/02            -26.21%      -21.72%          -21.51%        -25.24%        -22.12%        -22.92%        -22.14%
1 year ended 10/31/02              -20.83%      -16.00%          -15.71%        -19.92%        -16.58%        -17.43%        -16.59%
3 years ended 10/31/02             -44.10%      -40.71%          -40.13%        -43.53%        -41.93%        -41.92%        -41.92%
5 years ended 10/31/02             -33.44%      -29.38%          -28.29%        -33.25%        -31.81%        -31.83%        -31.83%
Life of Fund4                       45.47%       54.35%           58.61%         33.06%         33.06%          6.41%          6.41%
-----------------------------------------------------------------------------------------------------------------------------------



1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.

2 Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.

3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this schedule.

4 Date of initial public offering of Delaware Devon Fund A Class was December 29, 1993; date of initial public offering of Delaware Devon Fund Institutional Class shares was December 29, 1993; date of initial public offering of Delaware Devon Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Devon Fund Class C Shares was November 29, 1995.

    Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and the other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging

    For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval-for example, monthly or quarterly-as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

    Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services - Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option - that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer
- Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment         Price Per   Number of Shares
                                                                                      Amount             Share        Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Month 1                                                                                  $ 100          $ 10.00            10
Month 2                                                                                  $ 100          $ 12.50             8
Month 3                                                                                  $ 100           $ 5.00            10
Month 4                                                                                  $ 100          $ 10.00            20
                                                                                     -------------   -------------    -------------
                                                                                         $400           $ 37.50            48
-----------------------------------------------------------------------------------------------------------------------------------


Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

    This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family.

THE POWER OF COMPOUNDING

    When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

    Brokers or dealers are selected to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

    During the fiscal years ended October 31, 2000, 2001 and 2002, the aggregate dollar amounts of brokerage commissions paid by Delaware Balanced Fund were $1,051,576, $1,093,859 and $1,595,203, respectively. For the fiscal years ended October 31, 2000, 2001 and 2002, the aggregate dollar amounts of brokerage commissions paid by Delaware Devon Fund were $842,308, $436,847 and $ 262,479, respectively.

    The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

    During the fiscal year ended October 31, 2002, portfolio transactions of Delaware Balanced Fund in the amount of $345,356,188, resulting in brokerage commissions of $523,156, were directed to brokers for brokerage and research services provided. During the same period, portfolio transactions of Delaware Devon Fund in the amount of $36,649,040 resulting in brokerage commissions of $67,671 were directed to brokers for brokerage and research services provided.

    As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

    The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds I's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the NASD Regulation, Inc. ("NASDR(SM)") rules, and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover

    Management frequently transfers investments between securities, or types of securities, in carrying out its investment policy. As a result, a Fund may, at times, buy and sell more investment securities and thereby incur greater brokerage commissions than funds which do not frequently transfer investments. The rate of portfolio turnover is not a limiting factor when management deems it desirable to purchase or sell securities.

    The degree of portfolio activity may affect taxes payable by a Fund's shareholders to the extent of any net realized capital gains. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. The Funds may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%.

    The portfolio turnover of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

    During the past two fiscal years, Delaware Balanced Fund's portfolio turnover rates were approximately 288% for 2001 and 368% for 2002. During the past two fiscal years, Delaware Devon Fund's portfolio turnover rates were approximately 122% for 2001 and 57% for 2002.

    Should it become necessary to sell investments for monies with which to redeem shares, the Board of Trustees, in its discretion, may deduct from the net asset value the brokerage commissions and other costs incurred to determine the redemption price. However, Equity Funds I has never redeemed or repurchased shares other than at net asset value.

PURCHASING SHARES

    The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds I or the Distributor.


    The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.


    Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds I will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

    Selling dealers are responsible for transmitting orders promptly. Equity Funds I reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

    Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

    Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

    The NASDR(SM) has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds I and the Distributor intend to operate in compliance with these rules.

    Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

    Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth year following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and
(vi) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

    Class C Shares are purchased at net asset value and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


    Class R shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R shares are subject to annual 12b-1 Plan expenses for the life of the investment.


    Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.


    Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under that Fund's 12b-1 Plans.

    Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds I for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares

    The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

    The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


    Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

    In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

    For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

    Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.


Class A Shares

    Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission

    As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

    For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

    An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

    Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge-Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

    During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

    In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares

    Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

    Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

    Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day (or next business day) of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

    Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

    All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

    Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

    Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

    Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes


    Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds I has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

    The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

    In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds I. The Plan expenses relating to Class B Shares, Class C Shares and Class R Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

    The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Equity Funds I's Board of Trustees may reduce these amounts at any time.

    Effective June 1, 1992, Equity Funds I's Board of Trustees has determined that the annual fee, payable on a monthly basis, for Delaware Balanced Fund A Class under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by shares of Delaware Balanced Fund A Class that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by shares of Delaware Balanced Fund A Class that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 fees to be paid by Delaware Balanced Fund A Class, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Delaware Balanced Fund A Class shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Delaware Balanced Fund A Class shares purchased on or after June 1, 1992 to Delaware Balanced Fund A Class shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, the Plan permits the Fund to pay a full 0.30% on all Delaware Balanced Fund A Class assets at any time.

    On September 23, 1993, Equity Funds I's Board of Trustees set the fee for Delaware Devon Fund A Class at 0.30% of average daily net assets.

    While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds I's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.


    All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


    From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

    The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of Equity Funds I, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds I and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.


    Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Equity Funds I having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Equity Funds I must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

    For the fiscal year ended October 31, 2002, payments from the Class A Shares, Class B Shares and Class C Shares of Delaware Balanced Fund pursuant to their respective 12b-1 Plans amounted to $765,686, $420,373 and $83,513, respectively. Class R Shares were not available for purchase during this period. Such amounts were used for the following purposes:




-----------------------------------------------------------------------------------------------------------------------------------
                                                          Delaware Balanced Fund    Delaware Balanced Fund   Delaware Balanced Fund
                                                                  Class A                  Class B                   Class C
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                                                      $  9,445                  $     --                  $   255
Annual/Semi-Annual Reports                                       $  9,819                  $     --                  $   357
Broker Trails                                                    $503,205                  $104,680                  $65,899
Broker Sales Charges                                             $     --                  $162,969                  $ 4,253
Dealer Service Expenses                                          $     --                  $     --                  $    --
Interest on Broker Sales Charges                                 $     --                  $152,724                  $    --
Commissions to Wholesalers                                       $     --                  $     --                  $    --
Promotional-Broker Meetings                                      $     --                  $     --                  $    --
Promotional-Other                                                $ 95,282                  $     --                  $ 5,956
Prospectus Printing                                              $ 10,029                  $     --                  $   304
Telephone                                                        $     --                  $     --                  $    --
Wholesaler Expenses                                              $137,906                  $     --                  $ 6,489
Other                                                            $     --                  $     --                  $    --
-----------------------------------------------------------------------------------------------------------------------------------



    For the fiscal year ended October 31, 2002, payments from the Class A Shares, Class B Shares and Class C Shares of Delaware Devon Fund pursuant to their respective 12b-1 Plans amounted to $162,439, $675,175 and $131,225, respectively. Class R Shares were not available for purchase during this period. Such amounts were used for the following purposes:




-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Devon Fund    Delaware Devon Fund   Delaware Devon Fund
                                                                         Class A                Class B               Class C
-----------------------------------------------------------------------------------------------------------------------------------
Advertising                                                              $  1,686              $     --               $    472
Annual/Semi-Annual Reports                                               $  4,458              $     --               $    731
Broker Trails                                                            $137,067              $168,306               $106,615
Broker Sales Charges                                                     $     --              $288,775               $ 10,365
Dealer Service Expenses                                                  $     --              $     --               $     --
Interest on Broker Sales Charges                                         $     --              $218,094               $     44
Commissions to Wholesalers                                               $     --              $     --               $     --
Promotional-Broker Meetings                                              $     --              $     --               $     --
Promotional-Other                                                        $ 13,998              $     --               $  7,151
Prospectus Printing                                                      $  1,978              $     --               $    515
Telephone                                                                $     --              $     --               $     --
Wholesaler Expenses                                                      $  3,252              $     --               $  5,332
Other                                                                    $     --              $     --               $     --
-----------------------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares and Class R Shares


    From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value

    Class A Shares of the Fund may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

    Current and former officers, Trustees/Directors and employees of Equity Funds I, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.

    Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

    Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Funds at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

    Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds I may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

    Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. ("RFS") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to RFS in writing that it has the requisite number of employees and has received written confirmation back from RFS. See Group Investment Plans for information regarding the applicability of the Limited CDSC.


    Purchases of Class A Shares at net asset value also may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV Agreement with respect to such retirement platforms.


    Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

    Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

    Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

    Equity Funds I must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans

    Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

    With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

    Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange under Investment Plans.

    A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares under Purchasing Shares.

    The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention

    The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds I which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

    Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege

    When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

    The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

    When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

    Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

    Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

    A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

    Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans

    Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

    The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.


Class R Shares

    Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple emplyees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware Investments' retirement recordkeeping system that are offering R Class shares to participants.


Institutional Classes

    The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under
Section 529 of the Internal Revenue Code of which Delaware Services Company, Inc., the Distributor, or the Manage or one or more affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans"); and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

    Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account

    Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


    Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.


Reinvestment of Dividends in Other Delaware Investments Family of Funds


    Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of a Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

    Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.


    Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

    If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each Fund's Prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

    Holders of Class A Shares and Institutional Class Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares and Institutional Class Shares, but may not exchange their shares for Class B Share Class C Shares or Class R Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund. Holders of Class R Shares of a Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.


    Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing proceeds from Eligible 529 Plans

    The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under INVESTMENT PLANS - Investing by Exchange. The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer


    Direct Deposit Purchase Plan-Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.


    Automatic Investing Plan-Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

    This option is not available to participants in the following plans: SAR/ SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                     * * *

    Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

    Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail

    Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds I for proper instructions.

MoneyLine(SM) On Demand

    You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

    It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

    Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

    Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

    Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

    This option is not available to participants in the following plans: SAR/ SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner

    To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


    The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.


    An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

    Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

    An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Coverdell Education Savings Account.

    Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

    Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

    Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

    Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

    It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

    Taxable distributions from the retirement plans described below may be subject to withholding.

    Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans


    Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.


Individual Retirement Account ("IRA")

    A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures

    The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs

    An individual can contribute up to $3,000 in his or her IRA through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

    In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

    The annual contribution limits through 2008 are as follows:


--------------------------------------------------------------------------------
Calendar Year                                    Under Age 50   Age 50 and Above
--------------------------------------------------------------------------------
2002 - 2004                                         $3,000           $3,500
2005                                                $4,000           $4,500
2006 - 2007                                         $4,000           $5,000
2008                                                $5,000           $6,000
--------------------------------------------------------------------------------


    Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 is still available if the taxpayer's AGI is below $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2002. A partial deduction is allowed for married couples with income between $54,000 and $64,000, and for single individuals with incomes between $34,000 and $44,000. These income phase-out limits reach $80,000- $100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

    Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions. The non-deductible contribution may not exceed the excess amount allowed as a deduction stated above over the amount actually allowed as a deduction under the AGI limitations..

    Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs

    Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

    A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

    (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

    (2) Substantially equal installment payments for a period certain of 10 or more years;

    (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

    (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

    (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs

    For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2002 are the same as the regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

    Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

    Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply.

Group IRAs or Group Roth IRAs

    A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

    Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

    Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Coverdell Education Savings Accounts (formerly Education IRAs)

    For taxable years beginning after December 31, 1997, a Coverdell Education Savings Account (formerly Education IRA) has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to 2,000 per year and qualifying expenses will no longer be limited to those related to higher education.

    Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation and extended day programs.

    The $2,000 annual limit is an addition to the annual contribution limit as applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

    The $2,000 annual contribution limit for a Coverdell Education Savings Account is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any other individual.

    Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

    Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

Simplified Employee Pension Plan ("SEP/IRA")

    A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

    Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan


    Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")

    Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")

    Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA

    A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)

    A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


    Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent or certain other authorized persons. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares are effected at the net asset value per share next calculated after receipt of the order by Equity Funds I, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Selling dealers are responsible for transmitting orders promptly.


    The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

    An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements, which are incorporated by reference into this Part B.

    Each Fund's net asset value per share is computed by adding the value of all of the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are generally valued at the closing price on the exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures, upon which such securities are primarily traded. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


    Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Equity Funds I's 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

    You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

    Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

    Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

    In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

    Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

    Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

    Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

    If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

    In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

    Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds I has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

    The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

    Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within the first year of purchase; (ii) 4% if shares are redeemed during the second year following purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, a bank wire fee may be deducted, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

    Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption

    You can write to each Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

    Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

    You may also write to each Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

    To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

    The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

    Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record

    The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption-Proceeds to Your Bank

    Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

    The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

    The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand

    You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts

    Right to Refuse Timing Accounts - With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


    Redemptions of Timing Accounts - Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

    Restrictions on Timed Exchanges - Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

    Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

    Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.


Systematic Withdrawal Plans

    Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

    Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

    The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

    Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

    An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

    Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

    The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

    Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

    For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

    The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

    Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

    In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

    The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code;
(v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii),
(iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares

    The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

    The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


    The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pensions plans) (i) that purchases share through a retirement plan alliance, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.


                                       * * *

    The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

    Delaware Balanced Fund will normally make payments from net investment income on a quarterly basis. Delaware Devon Fund will normally make payments from net investment income on an annual basis. Any payments from net realized securities profits will be made during the first quarter of the next fiscal year.

    Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

    Dividends are automatically reinvested in additional shares at the net asset value of the ex-dividend date unless, in the case of shareholders in the Fund Classes, an election to receive dividends in cash has been made. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Systematic Withdrawal Plans above. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. Each Fund may deduct from a shareholder's account the costs of that Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

    It is the policy of each Fund to pay out substantially all net investment income and net realized gains to relieve it of federal income tax liability on that portion of its income paid to shareholders under the Code. Each Fund has met these requirements in previous years and intends to meet them this year. Each Fund is treated as a separate tax entity, and any capital gains and losses for each Fund are calculated separately.

    Distributions representing net investment income or short-term capital gains are taxable as ordinary income to shareholders. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. For the fiscal year ended October 31, 2002, 50% of dividends paid from net investment income of Delaware Balanced Fund were eligible for this deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice to that Fund's shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of that Fund if such Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

    Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisors in this regard.

    Prior to purchasing shares, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

    The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Purchasing Shares.

    Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain, and these gains are currently taxed at long-term capital gain rates. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The portfolio securities of Delaware Balanced Fund and Delaware Devon Fund had a net unrealized depreciation for tax purposes of $21,870,945 and $24,268,684 respectively, as of October 31, 2002.

    A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

    Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

    Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

    All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

    If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

    A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject the Fund to the U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

    Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of a Fund's earnings and profits.

    In order to qualify as a regulated investment company for federal income tax purposes, the Funds must meet certain specific requirements, including:

    (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of a Fund's total assets, and, with respect to 50% of a Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of a Fund's total assets or 10% of the outstanding voting securities of the issuer;

    (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

    (iii) A Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

    The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amount from the prior year to you by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

    When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversation of short-term capital losses into long-term capital losses.

    Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

    Investment in Foreign Currencies and Foreign Securities-The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

    Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

    If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

    The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Funds' income dividend paid to you.

    Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Funds. Any return of capital in excess of your basis, however, is taxable as a capital gain.

    Investment in Passive Foreign Investment Company securities-The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, that Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

    A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at that Fund's level under the PFIC rules generally would be eliminated.

    The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

    You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

INVESTMENT MANAGEMENT AGREEMENT

    The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds I's Board of Trustees.

    The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On October 31, 2002, the Manager and its affiliates were supervising in the aggregate more than $83 billion in assets in the various insurance ($38,822,630,000), institutional or separately managed (approximately $25,230,183,000) and investment company (approximately $19,370,684,000) accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

    The Investment Management Agreement for the Funds is dated December 28, 1999 and was approved by the initial shareholder on that date. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds I who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds I or by the Manager. The Agreement will terminate automatically in the event of its assignment.

    The Investment Management Agreement provides that each Fund shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

    0.65% on first $500 million
    0.60% on next $500 million
    0.55% on next $1,500 million
    0.50% on assets in excess of $2,500 million


    On October 31, 2002, the total net assets of Delaware Balanced Fund were $304,909,975 and the total net assets of Delaware Devon Fund were $103,164,736. Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by each Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and Equity Funds I. The investment management fees paid by Delaware Balanced Fund for the fiscal years ended October 31, 2000, 2001 and 2002 were $3,911,319, $2,970,169 and $2,410,444, respectively.
Investment management fees incurred by Delaware Devon Fund for the fiscal years ended October 31, 2000, 2001 and 2002 were $1,445,429, $898,131 and
$905,387, respectively.

    Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include the Funds' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

    Through December 31, 2002, the manager has contracted to waive that portion, if any, of the annual management fees payable by Delaware Devon Fund and to pay the Fund to the extent necessary to ensure that the Total Operating Expenses of this Fund do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses).

    From January 1, 1999 through June 30, 1999, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Devon Fund and to pay the Fund to the extent necessary to ensure that the Total Operating Expenses of this Fund do not exceed 1.00% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses). From commencement of the Fund's operations through

    December 31, 1998, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and paid the Fund's expenses to the extent necessary to ensure that Total Operating Expenses of the Fund (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) did not exceed 0.95%.

Distribution and Service

    The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.


    Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Funds' financial intermediary wholesaler pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

 -----------------------------------------------------------------------------------------------------------------------------------
           Aggregate Value of Wholesaler Product Sales                                  Compensation Paid to LFD
                         in Calendar Year                                         (% of NAV of Fund shares sold by LFD)
 -----------------------------------------------------------------------------------------------------------------------------------
$3.75 billion or less                                                                             0.45%
More than $3.75 billion, but less than $4.5 billion                                               0.50%
$4.5 billion and above                                                                            0.55%
 -----------------------------------------------------------------------------------------------------------------------------------


    In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

    The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

    The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as each Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

    The Trustees annually review fees paid to the Distributor and the Transfer Agent.

    Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES


    The business and affairs of Equity Funds I are managed under the direction of its Board of Trustees.

    Certain officers and trustees of Equity Funds I hold identical positions in each of the other funds in Delaware Investments. As of March 31, 2003, Equity Funds I's officers and trustees owned less than 1% of the outstanding shares of Delaware Balanced Fund A Class, Delaware Balanced Fund B Class, Delaware Balanced Fund C Class and Delaware Balanced Fund Institutional Class. As of the same date, the Fund's officers and trustees owned less than 1% of the outstanding shares of Delaware Devon Fund A Class, Delaware Devon Fund B Class, Delaware Devon Fund C Class and Delaware Devon Fund Institutional Class.

    As of March 31, 2003, management believes the following accounts held of record 5% or more of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund. Management does not have knowledge of beneficial owners.




Class                                    Name and Address of Account                               Share Amount          Percentage
Delaware Balanced Fund                   Merrill Lynch, Pierce, Fenner & Smith                       32,259.210                6.36%
Class C Shares                           For the Sole Benefit of its Customers SEC #97HY8
                                         Attention: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Delaware Balanced Fund                   RS Non Trust 401(k) Plan                                   347,637.420               34.26%
Institutional Class                      Elevator Constructors Annuity 401(k) Plan
                                         Attn: Robert O. Betts
                                         19 Campus Blvd.
                                         Newtown Square, PA 19073
                                         RS 401(k) Plan                                             159,275.910               15.69%
                                         Waterfield Group 401(k) Plan
                                         Attn: Rebecca Teagarden
                                         7500 West Jefferson
                                         Fort Wayne, IN 46804
                                         RS DMC Employee Profit Sharing Plan                         74,334.500                7.32%
                                         Delaware Management Company
                                         Employee Profit Sharing Trust
                                         Attn: Rick Seidel
                                         2005 Market Street
                                         Philadelphia, PA 19103-7094
                                         RS DMTC 401(k) Plan                                         70,852.070                6.98%
                                         Delaware Management Trust Company
                                         For the Benefit of Aloha Air
                                         c/o DelPac 16th Floor
                                         1818 Market Street
                                         Philadelphia, PA 19103-3638
                                         RS DMTC Money Purchase Pension Plan                         68,288.200                6.73%
                                         Clayton Foundation Retirement Plan
                                         Attn: Jarred Sloan
                                         One Riverway, Suite 1440
                                         Houston, TX 77056

Class                                    Name and Address of Account                               Share Amount          Percentage
                                         DMTC C/F The Rollover IRA of                                52,779.800                5.20%
                                         Urivne E. Atkinson
                                         2001 Holcombe Blvd., Unit 2201
                                         Houston, TX 77030-4217
Delaware Devon Fund                      Merrill Lynch, Pierce, Fenner & Smith                       68,995.670                8.61%
C Class                                  For the Sole Benefit of its Customers SEC# 97H05
                                         Attention: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Delaware Devon Fund                      RS 401(k) Plan                                             256,193.240               41.23%
Institutional Class                      Waterfield Group 401(k) Plan
                                         Attn: Rebecca Teagarden
                                         7500 West Jefferson
                                         Fort Wayne, IN 46804
                                         RS DMC Employee Profit Sharing Plan                        181,242.320               29.16%
                                         Delaware Management Company
                                         Employee Profit Sharing Trust
                                         Attn: Rick Seidel
                                         2005 Market Street
                                         Philadelphia, PA 19103-7094
                                         RS DMTC 401(k) Plan                                        129,894.540               20.90%
                                         Strick Corporation
                                         Attn: Maureen Arnoldy
                                         225 Lincoln Highway
                                         Fairless Hills, PA 19030




    DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., DIAL Holding Company, Inc., Delaware International Holdings Ltd., Delaware International Advisers Ltd., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and Delaware International Advisers Ltd. are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.


    Trustees and principal officers of Equity Funds I are noted below along with their ages and their business experience for the past five years.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Position(s) Held
                                                    with Equity               Length of            Principal Occupation(s) During
Name, Address and Birthdate                           Funds I                Time Served                    Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes2                                  President, Chief       10 Years - Executive    Mr. Downes has served in various
2005 Market Street                               Executive Officer,            Officer           executive capacities at different
Philadelphia, PA 19103-7094                       Chief Financial         4 Years - Trustee      times at Delaware Investments1
                                                Officer and Trustee
January 8, 1940
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                      Trustee                  15 Years          Board Chairman - Citadel
2005 Market Street                                                                               Construction Corporation
Philadelphia, PA 19103-7094                                                                      (1989 - Present)

October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
John H. Durham                                        Trustee                 24 Years3          Private Investor
2005 Market Street
Philadelphia, PA 19103-7094

August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                           Trustee                   2 Year           President - Franklin & Marshall
2005 Market Street                                                                               College
Philadelphia, PA 19103-7094                                                                      (June 2002 - Present)

May 28, 1960                                                                                     Executive Vice President -
                                                                                                 University of Pennsylvania
                                                                                                 (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                      Trustee                  10 Years          Founder/Managing Director -
2005 Market Street                                                                               Anthony Knerr & Associates
Philadelphia, PA 19103-7094                                                                      (Strategic Consulting)
                                                                                                 (1990 - Present)
December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                          Trustee                  14 Years          Treasurer/Chief Fiscal Officer -
2005 Market Street                                                                               National Gallery of Art
Philadelphia, PA 19103-7094                                                                      (1994 - 1999)

November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Number of Portfolios                    Other
                                                                       in Fund Complex                 Directorships Held
Name, Address and Birthdate                                          Overseen by Trustee                   by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
David K. Downes2                                                             107             Director/President - Lincoln National
2005 Market Street                                                                           Convertible Securities Fund, Inc.
Philadelphia, PA 19103-7094
                                                                                             Director/President - Lincoln National
January 8, 1940                                                                              Income Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                                             107                              None
2005 Market Street
Philadelphia, PA 19103-7094

October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
John H. Durham                                                               107             Trustee - Abington Memorial Hospital
2005 Market Street
Philadelphia, PA 19103-7094                                                                  President/Director - 22 WR Corporation

August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
John A. Fry                                                                  894             None
2005 Market Street
Philadelphia, PA 19103-7094

May 28, 1960
-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                                             107             None
2005 Market Street
Philadelphia, PA 19103-7094

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                                                 107             Director - Recoton Corporation
2005 Market Street
Philadelphia, PA 19103-7094                                                                  Director - Systemax Inc.

November 1, 1940                                                                             Director - Andy Warhol Foundation
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Position(s) Held
                                                    with Equity               Length of            Principal Occupation(s) During
Name, Address and Birthdate                           Funds I                Time Served                    Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                     Trustee                  9 Years           President/Chief Executive Officer
2005 Market Street                                                                               - MLM Partners, Inc. (Small
Philadelphia, PA 19103-7094                                                                      Business Investing and
                                                                                                 Consulting)
February 25, 1936                                                                                (January 1993 - Present)
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                      Trustee                  4 Years           Vice President/Mergers &
2005 Market Street                                                                               Acquisitions - 3M Corporation
Philadelphia, PA 19103-7094                                                                      (January 2003 - Present)

July 31, 1948                                                                                    Ms. Yeomans has held various
                                                                                                 management positions at 3M
                                                                                                 Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                                   Executive Vice              2 Years           President and Chief Executive
2005 Market Street                             President and Head of                             Officer of Delaware Investments1
Philadelphia, PA 19103-7094                         Fixed-Income                                 (January 2003 - Present)

March 10, 1963                                                                                   Executive Vice President and Head
                                                                                                 of Fixed-Income - Delaware
                                                                                                 Investment Advisers, a series of
                                                                                                 Delaware Management Business
                                                                                                 Trust
                                                                                                 (August 2000 - January 2003)

                                                                                                 Senior Vice President and
                                                                                                 Director of Fixed-Income Process
                                                                                                 - Conseco Capital Management
                                                                                                 (June 1998 - August 2000)

                                                                                                 Managing Director - NationsBanc
                                                                                                 Capital Markets
                                                                                                 (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                                 Senior Vice                4 Years           Ms. Maestro has served in various
2005 Market Street                               President, General                              executive capacities at different
Philadelphia, PA 19103-7094                    Counsel and Secretary                             times at Delaware Investments

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                              Senior Vice President           7 Years           Mr. Bishof has served in various
2005 Market Street                                 and Treasurer                                 executive capacities at different
Philadelphia, PA 19103-7094                                                                      times at Delaware Investments

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Number of Portfolios                    Other
                                                                       in Fund Complex                 Directorships Held
Name, Address and Birthdate                                          Overseen by Trustee                   by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                                            107             Director - Valmont Industries Inc.
2005 Market Street
Philadelphia, PA 19103-7094                                                                  Director - ACI Telecentrics Inc.

February 25, 1936                                                                            Director - Digital River Inc.

                                                                                             Director - Rimage Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans                                                             107             None
2005 Market Street
Philadelphia, PA 19103-7094

July 31, 1948
-----------------------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                                                             107             None
2005 Market Street
Philadelphia, PA 19103-7094

March 10, 1963
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                                                          107             None
2005 Market Street
Philadelphia, PA 19103-7094

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                                                            107             None
2005 Market Street
Philadelphia, PA 19103-7094

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------





1 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Equity Fund I's manager, principal underwriter and its transfer agent.

2 Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of Equity Fund I's manager, distributor, accounting service provider and transfer agent.

3   Mr. Durham served as a Director Emeritus from 1995 through 1998.

4 Mr. Fry is not a Trustee of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

5 Effective January 1, 2003, Mr. Driscoll began serving as executive officer of Equity Funds I's manager.

    Following is additional information regarding investment professionals affiliated with Equity Funds I.

-----------------------------------------------------------------------------------------------------------------------------------
Name, Address and Birthdate      Position(s) Held with Equity Funds I        Length of              Principal Occupation(s)
                                                                            Time Served               During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                     Vice President/Senior Portfolio Manager      10 Years          Mr. Grillo has served in various
2005 Market Street                                                                          executive capacities at different times
Philadelphia, PA 19103-7094                                                                         at Delaware Investments

May 16, 1959
-----------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris               Vice President/Senior Portfolio Manager       5 Years          Mr. Morris has served in various
2005 Market Street                                                                          executive capacities at different times
Philadelphia, PA 19103-7094                                                                         at Delaware Investments

March 28, 1961
-----------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci               Vice President/Senior Portfolio Manager       8 Years          Mr. Morris has served in various
2005 Market Street                                                                          executive capacities at different times
Philadelphia, PA 19103-7094                                                                         at Delaware Investments

May 12, 1969
-----------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                    Vice President/Portfolio Manager           3 Years           Mr. Lampe has served in various
2005 Market Street                                                                          executive capacities at different times
Philadelphia, PA 19103-7094                                                                         at Delaware Investments

September 13, 1968
-----------------------------------------------------------------------------------------------------------------------------------
Michael S. Morris                  Vice President/Portfolio Manager           1 Year          Senior Equity Analyst II - Delaware
2005 Market Street                                                                          Investment Advisers, series of Delaware
Philadelphia, PA 19103-7094                                                                        Management Business Trust
                                                                                                (November 1998 - November 2001)
September 5, 1968
                                                                                               Financial Analyst - Walnut Street
                                                                                                          Associates
                                                                                                (November 2000 - November 2001)
-----------------------------------------------------------------------------------------------------------------------------------



    The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2002.

----------------------------------------------------------------------------------------------------------------------------
                                                                             Aggregate Dollar Range of Equity Securities in
                                                                             All Registered Investment Companies Overseen by
Name                     Dollar Range of Equity Securities in the Funds         Trustee in Family of Investment Companies
----------------------------------------------------------------------------------------------------------------------------
David K. Downes                               none                                            Over $100,000
Walter A. Babich                              none                                            Over $100,000
John H. Durham                                none                                            Over $100,000
John A. Fry                                   none                                            Over $100,000
Anthony D. Knerr                              none                                          $10,001 - $50,000
Ann R. Leven                                  none                                           Over $100, 000
Thomas F. Madison             Delaware Balanced Fund - $1 - $10,000                         $10,001 - $50,000
                               Delaware Devon Fund - $1 - $10,000
Janet L. Yeomans                              none                                                none
----------------------------------------------------------------------------------------------------------------------------

    The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from Equity Funds I and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a Trustee or Director for the fiscal year ended October 31, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of October 31, 2002. Only the Independent Trustees of Equity Funds I receive compensation from the Funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Total
                                                                            Pension or                            Compensation from
                                                                            Retirement                             the Investment
                                                       Aggregate         Benefits Accrued     Estimated Annual      Companies in
                                                   Compensation from     as Part of Fund       Benefits Upon          Delaware
Name                                                 Equity Funds I          Expenses           Retirement1         Investments2
-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                         $3,128                none               $55,000              $91,327
John H. Durham                                           $2,762                none               $55,000              $80,994
John A. Fry                                              $2,762                none               $44,362              $65,317
Anthony D. Knerr                                         $2,779                none               $55,000              $81,494
Ann R. Leven                                             $3,044                none               $55,000              $88,994
Thomas F. Madison                                        $2,938                none               $55,000              $85,994
Janet L. Yeomans                                         $2,938                none               $55,000              $85,994
-----------------------------------------------------------------------------------------------------------------------------------


1 Under the terms of the Delaware Group Retirement Plan for Trustees/ Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a Trustee or Director for a period equal to the lesser of the number of years that such person served as a Trustee or Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of October 31, 2002, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

2 Each independent Trustee/Director (other than John A. Fry) receives a total annual retainer fee of $55,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000 from all investment companies.

    The Board of Trustees has the following committees:

    Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Equity Funds I's last fiscal year.

    Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee held two meetings during the Equity Funds I's last fiscal year.

GENERAL INFORMATION

    Equity Funds I was originally organized as a Delaware corporation in 1937 and subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on December 28, 1999. It is an open-end management investment company. Each Funds' portfolio of assets is diversified as defined by the 1940 Act.

    Equity Funds I's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

    The nature, extent and quality of the services provided by the investment advisor.

    The investment performance of the fund's assets managed by the investment advisor.

    The fair market value of the services provided by the investment advisor.

    Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

    The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

    Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

    The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

    In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds' performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Funds and quality of other services provided to the Funds in addition to investment advice.

    The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board found that the Funds' performance was strong overall. The Board was pleased with staffing upgrades and additions that had occurred within the Funds' investment advisor(s) during the past year. The Board found the Funds' fees to be in line with fees charged to comparable funds in the industry.

    The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

     The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

    The Manager and its affiliate Delaware International Advisers Ltd. manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware Medallion(SM) III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware VIP Trust in Appendix A.

    The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

    The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                                                       Delaware Balanced Fund
                                                           Class A Shares
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total
Fiscal                                                                                    Amount of      Amounts           Net
Year                                                                                    Underwriting    Reallowed      Commission
Ended                                                                                    Commissions    to Dealers   to Distributor
-----------------------------------------------------------------------------------------------------------------------------------
10/31/02                                                                                  $157,986       $138,218        $19,768
10/31/01                                                                                   208,687        184,813         23,874
10/31/00                                                                                   314,203        276,671         37,532
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               Delaware Devon Fund
                                  Class A Shares
--------------------------------------------------------------------------------
                                         Total
Fiscal                                 Amount of      Amounts           Net
Year                                 Underwriting    Reallowed      Commission
Ended                                 Commissions    to Dealers   to Distributor
--------------------------------------------------------------------------------
10/31/02                               $123,408       $107,198        $16,210
10/31/01                                141,826        123,257         18,569
10/31/00                                244,289        213,825         30,464
--------------------------------------------------------------------------------


    The Distributor received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:


--------------------------------------------------------------------------------
                              Limited CDSC Payments
--------------------------------------------------------------------------------
                                    Delaware Balanced Fund   Delaware Devon Fund
Fiscal Year Ended                          A Class                 A Class
--------------------------------------------------------------------------------
10/31/02                                     $ --                    $455
10/31/01                                     $ 72                    $135
10/31/00                                     $137                    $235
--------------------------------------------------------------------------------


    The Distributor received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:


--------------------------------------------------------------------------------
                                  CDSC Payments
--------------------------------------------------------------------------------
                                    Delaware Balanced Fund   Delaware Devon Fund
Fiscal Year Ended                          B Class                 B Class
--------------------------------------------------------------------------------
10/31/02                                   $210,793                $348,408
10/31/01                                   $ 14,215                $ 26,487
10/31/00                                   $386,776                $808,879
--------------------------------------------------------------------------------


    The Distributor received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:


--------------------------------------------------------------------------------
                                  CDSC Payments
--------------------------------------------------------------------------------
                                    Delaware Balanced Fund   Delaware Devon Fund
Fiscal Year Ended                          C Class                 C Class
--------------------------------------------------------------------------------
10/31/02                                   $   974                 $ 1,422
10/31/01                                   $ 2,102                 $ 1,835
10/31/00                                   $11,724                 $21,028
--------------------------------------------------------------------------------

    The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

    The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds I's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds I to delete the words "Delaware Group" from Equity Funds I's name.

    The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for the Funds, JPMorgan maintains a separate account or accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds; receives and disburses money on behalf of the Funds; and collects and receives income and other payments and distributions on account of the Funds' portfolio securities.

Capitalization

    Equity Funds I has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.


    Each Fund currently offers four classes of shares. Each Class of each Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes except that shares of an Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares they hold. However, Class B Shares of each Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of that Fund's Class A, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes. While shares of Equity Funds I have equal voting rights on matters affecting both Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. Prior to November 9, 1992, Equity Funds I offered only one series, now known as Delaware Balanced Fund and one class of shares, Delaware Balanced Fund A Class. Beginning November 9, 1992, Delaware Balanced Fund began offering Delaware Balanced Fund Institutional Class. Beginning December 29, 1993, Equity Funds I offered Delaware Devon Fund which offered Delaware Devon Fund A Class and Delaware Devon Fund Institutional Class. Class B Shares for each Fund were not offered prior to September 6, 1994, beginning as of November 29, 1995, each Fund began offering Class C Shares and beginning as of June 1, 2003, each Fund began offering Class R Shares.


    Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock series was changed to Delaware Fund series.

    Prior to September 6, 1994, Delaware Balanced Fund A Class was known as Delaware Fund class and Delaware Balanced Fund Institutional Class was known as Delaware Fund (Institutional) class, and, prior to the same date, Dividend Growth Fund A Class was known as Dividend Growth Fund class and the Dividend Growth Fund Institutional Class was known as Dividend Growth Fund (Institutional) class. Effective as of the close of business on August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.

    Effective as of the close of business December 29, 1998, the name of Delaware Fund and its Classes, changed to Delaware Balanced Fund.

    Effective as of August 16, 1999, the name of Devon Fund and its Classes changed to Delaware Devon Fund.

    Effective as of December 28, 1999, the name of Delaware Group Equity Funds I, Inc. changed to Delaware Group Equity Funds I.

    Shares do not have preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

Noncumulative Voting

    Equity Funds I shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds I voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

    This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

    Ernst & Young LLP serves as the independent auditors for Equity Funds I and, in its capacity as such, audits the financial statements contained in each Fund's Annual Report. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 2002, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A-INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

    Following is a summary of the investment objectives of the funds in the Delaware Investments family:

    Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

    Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment adviser believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.

    Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

    Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

    Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.

    Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

    Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

    Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

    Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

    Delaware REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

    Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

    Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

    Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

    Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

    Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.


    Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Diversified Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities.

    Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Large Cap Value Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.


    Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

    Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

    Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

    Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

    Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

    Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.

    Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

    For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

    Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C
                                     ------

                               Other Information
                               -----------------


Item 23.       Exhibits

               (a)     Agreement and Declaration of Trust.


                       (1)     Agreement and Declaration of Trust (December 17,
                               1998) incorporated into this

filing by reference to Post-Effective Amendment No. 109 filed October 29,
1999.

                       (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999.

               (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999.

               (c)     Copies of All Instruments Defining the Rights of
                       Holders.

                       (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999 as Exhibit (a)(1).

                       (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999 as Exhibit (b).

               (d)     Investment Management Agreements.

                       (1) Executed Investment Management Agreement (December 28, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 111 filed October 30, 2000.

               (e)     (1)     Distribution Agreements.

                               (i)    Form of Distribution Agreement (2003)
                                      between Delaware Distributors, L.P. and
                                      the Registrant on behalf of each Fund
                                      attached as Exhibit.

                               (ii)   Executed Financial Intermediary
                                      Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

                               (iii) Executed Appendix A (December 20, 2001) to the Financial Intermediary
                                      Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (2)     Dealer's Agreement. Dealer's Agreement (January
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (5) Bank/Trust Agreement. Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

               (f)     Inapplicable.

               (g)     Custodian Agreements.

                       (1) Executed Custodian Agreement (May 1996) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                               (i)    Amendment (July 1, 2001) to Custodian
                                      Agreement incorporated into this filing
                                      by reference to Post-Effective Amendment
                                      No. 114 filed December 30, 2002.

                       (2) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 111 filed October 30, 2000.

                               (i)    Amendment (October 1, 2002) to
                                      Securities Lending Agreement
                                      incorporated into this filing by
                                      reference to Post-Effective Amendment
                                      No. 114 filed December 30, 2002.

               (h)     Other Material Contracts.

                       (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

                               (i)    Executed Schedule B (May 16, 2002) to
                                      the Shareholder Services Agreement
                                      incorporated into this filing by
                                      reference to Post-Effective Amendment
                                      No. 114 filed December 30, 2002.

                       (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Balanced Fund and Delaware Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                               (i)    Executed Schedule B (May 16, 2002) to
                                      the Delaware Group of Funds Fund
                                      Accounting Agreement incorporated into
                                      this filing by reference to Post-
                                      Effective Amendment No. 114 filed
                                      December 30, 2002.

                               (ii) Executed Amendment No. 26 (May 1, 2003) to Schedule A of Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit.

               (i) Legal Opinion. Incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999.

               (j) Consent of Auditors. Incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

               (k)     Inapplicable.

               (l)     Inapplicable.

               (m)     Plans under Rule 12b-1.

                       (1) Plan under Rule 12b-1 (April 19, 2001) for each Fund's A Class incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

                       (2) Plan under Rule 12b-1 (April 19, 2001) for each Fund's B Class incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

                       (3) Plan under Rule 12b-1 (April 19, 2001) for each Fund's C Class incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

                       (4) Plan under Rule 12b-1 (May 1, 2003) for each Fund's R Class attached as Exhibit.

               (n)     Plan under Rule 18f-3. Attached as Exhibit.

               (o)     Inapplicable.

               (p)     Codes of Ethics.

                       (1) Codes of Ethics for Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (2) Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 114 filed December 30, 2002.

                       (3)     Code of Ethics for Lincoln Financial
                               Distributors, Inc. attached as Exhibit.

               (q) Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 113 filed December 28, 2001.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 109 filed October 29, 1999 as Exhibit (b).

Item 26.       Business and Other Connections of Investment Adviser.

               (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Funds, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll                             Chief Executive Officer and Trustee of Delaware Management Company (a series of Delawar
                                             Management Business Trust), DIAL Holding Company, Inc., Delaware General Management,
                                             Inc. and Delaware Management Company, Inc.
                                             President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                                             Inc., DMH Corp, Delaware Investments U.S., Inc., Delaware Distributors, Inc., Delaware
                                             Management Business Trust and Lincoln National Investment Companies, Inc.
                                             President/Chief Executive Officer of Delaware Investment Advisers, Delaware Capital
                                             Management (each a series of Delaware Management Business Trust) and Delaware
                                             Distributors, L.P.
                                             President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                                             Trust)
                                             Director of Delaware Service Company, Inc., Retirement Financial Services, Inc., LNC
                                             Administrative Services Corporation and HYPPCO Finance Company Ltd.
                                             Executive Vice President/Head of Fixed Income of each fund in the Delaware Investments
                                             Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes                              President of Delaware Management Company (a series of Delaware Management Business
                                             Trust)
                                             Chairman/President/Chief Executive Officer and Director/Trustee of Delaware Services
                                             Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                                             Corporation
                                             Chairman/Chief Executive Officer and Director/Trustee of Delaware Management Trust
                                             Company
                                             President/Chief Executive Officer/Chief Financial Officer of each fund in the Delaware
                                             Investments Family of Funds
                                             President/Chief Operating Officer/Chief Financial Officer and Director/Trustee of
                                             Delaware International Holdings Ltd.
                                             President/Chief Operating Officer and Director/Trustee of Delaware General Management,
                                             Inc.
                                             President and Director of Delaware Management Company, Inc.
                                             Executive Vice President/Chief Operating Officer/Chief Financial Officer and Director/
                                             Trustee of Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, Inc.,
                                             Delaware Management Business Trust, DIAL Holding Company, Inc., Delaware Investments
                                             U.S., Inc. and Lincoln National Investment Companies, Inc.
                                             Executive Vice President/Chief Operating Officer/Chief Financial Officer of Delaware
                                             Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (eac
                                             a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
                                             Director of Delaware International Advisers Ltd.
                                             President and Director of Lincoln National Income Fund, Inc. and Lincoln National
                                             Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John C. E. Campbell                          Executive Vice President/Global Marketing & Client Services of Delaware Management
                                             Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                             Trust)
                                             Director of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne                             Managing Director/Chief Investment Officer - Fixed Income of Delaware Management Compan
                                             (a series of Delaware Management Business Trust) and each fund in the Delaware
                                             Investments Family of Funds
                                             Managing Director/Deputy Chief Investment Officer - Fixed Income of Delaware Investment
                                             Advisers and Delaware Capital Management (each a series of Delaware Management Business
                                             Trust)
                                             Managing Director - Fixed Income of Delaware Management Holdings, Inc., Delaware
                                             Management Business Trust and Lincoln National Investment Companies, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey                               Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                                             Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                             Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                             Management Business Trust, Lincoln National Investments Companies, Inc. and each fund i the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                             Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, L.P.
                                             Delaware Distributors, Inc. and Retirement Financial Services, Inc.
                                             Senior Vice President/Operations and Director of Delaware Management Trust Company
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold                             Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Portfolio Manager of Delaware Capital Management (a series of
                                             Delaware Management Business Trust) and each fund in the Delaware Investments Family of
                                             Funds
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett                          Senior Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Portfolio Manager of Delaware Capital Management (a series of
                                             Delaware Management Business Trust) and each fund in the Delaware Investments Family of
                                             Funds
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                            Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                                             Service Company, Inc. and Delaware Distributors, L.P.
                                             Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (
                                             series of Delaware Management Business Trust)
                                             Senior Vice President/Manager of Investment Accounting of Delaware International
                                             Holdings Ltd.
                                             Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Fund
                                             Treasurer of Lincoln National Income Fund, Inc. and Lincoln National Convertible
                                             Securities Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                             Senior Vice President/Compliance Director of Delaware Management Company, Delaware
                                             Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (eac
                                             a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DM
                                             Corp., Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement
                                             Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                             Delaware General Management, Inc., Delaware Management Business Trust, Delaware
                                             Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National Investment
                                             Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                             Investments Family of Funds
                                             Senior Vice President/Compliance Director/Assistant Secretary of Delaware Management
                                             Trust Company
------------------------------------------------------------------------------------------------------------------------------------
Ryan K. Brist                                Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
                                             Vice President of Lincoln National Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors                           Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                             Company, Delaware Investment Advisers, Vantage Investment Advisers (each a series of
                                             Delaware Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse                              Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Portfolio Manager of each fund in the Delaware Investment Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming                             Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
                                             Director of Delaware International Advisers Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio                          Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                             Investment Advisers, Delaware Lincoln Investment Advisers and Delaware Capital
                                             Management (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
J. Paul Dokas                                Senior Vice President/Director of Research - Quantitative of Delaware Management
                                             Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                             Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields                               Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
                                             Trustee of Delaware Management Business Trust

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                           Senior Vice President/ Treasurer/Controller of Delaware Management Company, Delaware
                                             Lincoln Cash Management, Delaware Capital Management (each a series of Delaware
                                             Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                             Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, L.P.,
                                             Delaware Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                             Business Trust, Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln
                                             National Investment Companies, Inc. and LNC Administrative Services Corporation
                                             Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                             Management Trust Company
                                             Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                             Senior Vice President/Treasurer/Corporate Controller of Delaware International Holdings
                                             Ltd.
                                             Senior Vice President/Controller of Delaware Investment Advisers (a series of Delaware
                                             Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern                              Senior Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                          Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                             Investment Advisers, , Delaware Capital Management, Delaware Lincoln Cash Management
                                             (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                             Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                             Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                                             Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL Holding
                                             Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services
                                             Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                             Senior Vice President/Retail Investor Services of Delaware Management Company, Delaware
                                             Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                             Business Trust), Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                                             Delaware Distributors, L.P. and each fund in the Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                          Senior Vice President/General Counsel/Secretary of Delaware Management Company, Delawar
                                             Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                             Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., Inc.,
                                             Delaware Management Trust Company, Delaware Management Business Trust and Lincoln
                                             National Investment Companies, Inc.

                                             Senior Vice President/Deputy General Counsel/Secretary of DIAL Holding Company, Delawar
                                             Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company,
                                             Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., LNC
                                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                                             Funds
                                             Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                             International Holdings Ltd.
                                             Senior Vice President/General Counsel/Secretary and Director of Delaware Distributors,
                                             Inc. and Delaware Capital Management (a series of Delaware Management Business Trust)
                                             Senior Vice President/General Counsel/Secretary of Delaware Distributors, L.P.
                                             General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Natalini                            Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                             and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Morris                            Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                                             Funds
------------------------------------------------------------------------------------------------------------------------------------
John J. O'Connor                             Senior Vice President/Investment Accounting of Delaware Management Company (each a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
                                             Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                             Advisers (a series of Delaware Management Business Trust)
                                             Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments
                                             Family of Funds
                                             Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                             Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Timothy L. Rabe                              Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Paul M. Ross                                 Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                             and Delaware Investment Advisers (each a series of Delaware Management Business Trust)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields                             Senior Vice President/Chief Information Officer of Delaware Management Company, Delawar
                                             Investment Advisers and Delaware Capital Management (each a series of Delaware
                                             Management Business Trust), Delaware Service Company, Inc., Retirement Financial
                                             Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
David Starer1                                Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management
                                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                             Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Ward W. Tatge                                Senior Vice President/Senior Research Analyst of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary T. Abrams                               Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams                         Vice President/Senior Equity Analyst of Delaware Management Company. Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Damon J. Andres                              Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Joseph Baxter                                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                             Management Business Trust)
                                             Vice President/Senior Municipal Bond Trader of Delaware Investment Advisers (a series o
                                             Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Biester                           Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Vincent A. Brancaccio                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Buckley                           Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware Management
                                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                             Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                        Vice President/Client Services of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust), Delaware General
                                             Management, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments Family of Funds
                                             Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                             Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery                           Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
David F. Connor                              Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                             Company, Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                                             Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                             U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                             Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                                             Delaware Management Business Trust, Lincoln National Investment Companies, Inc., LNC
                                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                                             Funds
                                             Secretary of Lincoln National Income Fund, Inc. and Lincoln National Convertible
                                             Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott E. Decatur2                            Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investment Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. DeMichele                          Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                             Management Business Trust)
                                             Vice President/Senior High Grade Trading of Delaware Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                             Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                             Delaware Lincoln Cash Management, Delaware Capital Management, Inc. (each a series of
                                             Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIA
                                             Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Company,
                                             Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc., Delaware
                                             Distributors, L.P., Delaware Distributors, Inc., Delaware General Management, Inc.,
                                             Delaware Management Business Trust, Lincoln National Investment Companies, Inc., LNC
                                             Administrative Services Corporation and each fund in the Delaware Investments Family of
                                             Funds
                                             Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                             Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoebe W. Figland                            Vice President/Investment Accounting of Delaware Management Company (a series of
                                             Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in th
                                             Delaware Investments Family of Funds
                                             Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                             Convertible Securities Fund, Inc.
Joseph Fiorilla                              Vice President/Trading Operations of Delaware Management Company and Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Fish                              Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust)
Clifford M. Fisher3                          Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Denise A. Franchetti                         Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                             Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                             Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Brian Funk                                   Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele                             Vice President/Investment Accounting of Delaware Management Company, Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust), Delaware Service
                                             Company, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Brent C. Garrells                            Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George                             Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Ginsberg                           Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Barry Gladstein                              Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                             Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                             Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo                                  Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                             Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon                              Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Jonathan Hatcher4                            Vice President/Senior High Yield Trader of Delaware Management Company and Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Francis J. Houghton, Jr.                     Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart                             Vice President/Assistant Controller - Corporate Accounting of Delaware Management
                                             Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                             Trust)
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe                              Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                             Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                                 Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                             Advisers, Delaware Lincoln Cash Management, Delaware Capital Management, Inc. (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                             Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management
                                             Company, Inc., Delaware Service Company, Inc., Retirement Financial Services, Inc.,
                                             Delaware Management Trust Company, Delaware Distributor, L.P., Delaware Distributors,
                                             Inc., Delaware General Management, Inc., Delaware Management Business Trust, Lincoln
                                             National Investment Companies, Inc. and LNC Administrative Services Corporation
------------------------------------------------------------------------------------------------------------------------------------
SooHee Lee-Lim                               Vice President/Client Services of Delaware Management Company and Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                     Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust), Delaware
                                             General Management, Inc. and each fund in the Delaware Investments Family of Funds
                                             Vice President/Senior Equity Analyst of Delaware Capital Management (a series of
                                             Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
John R. Murray5                              Vice President/Senior Equity Analyst of Delaware Management Company (a series of
                                             Delaware Management Business Trust)
                                             Assistant Vice President/Senior Equity Analyst of Delaware Investment Advisers (a serie of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Brian L. Murray. Jr.6                        Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                             Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                             Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                             Distributors, Inc., Retirement Financial Services, Inc., Delaware Management Business
                                             Trust, Delaware Distributors, L.P., and each fund in the Delaware Investments Family of
                                             Funds
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                            Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                             Company, Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                             Capital Management (each a series of Delaware Management Business Trust), Delaware
                                             Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                             Service Company, Inc., Retirement Financial Services, Inc., Delaware Distributors, L.P.
                                             Delaware Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                             Business Trust, Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln
                                             National Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Philip O. Obazee7                            Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus                                Vice President/ Assistant Controller of Delaware Management Company, Delaware Investmen
                                             Advisers, Delaware Lincoln Cash Management, Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                             Delaware Management Company, Inc., Delaware Service Company, Inc., Retirement Financial
                                             Service, Inc., Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                             Distributors, Inc., Delaware International Holdings Ltd., Delaware General Management,
                                             Inc., Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL Holding
                                             Company, Inc., Lincoln National Investment Companies, Inc. and LNC Administrative
                                             Services Corporation
------------------------------------------------------------------------------------------------------------------------------------
Kevin C. Schildt                             Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
                                             Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Schwartz                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
                                             Vice President of Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address*         Positions and Offices with Delaware Management Company and its affiliates and other
  ------------------------------------       Positions and Offices Held
                                             --------------------------
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Seidel                            Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                             Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of
                                             Delaware Management Business Trust), Delaware Investments, U.S., Delaware General
                                             Management, Inc., Delaware Distributors, Inc., Delaware Management Business Trust,
                                             Retirement Financial Services, Inc., Lincoln Investment Companies, Inc. and LNC
                                             Administrative Services Corporation
                                             Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                             Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., DIAL Holding
                                             Company, Inc., Delaware Service Company, Inc., Delaware Distributors, L.P.,
------------------------------------------------------------------------------------------------------------------------------------
Brenda L. Sprigman                           Vice President/Business Manager - Fixed Income of Delaware Management Company and
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Matthew J. Stephens                          Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                           Vice President/Facilities & Administrative Services of Delaware Management Company,
                                             Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                             Delaware Service Company, Inc., Delaware Distributors, L.P. and Delaware Distributors,
                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trotman                            Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs                                Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------
Laura Wagner                                 Vice President/Investment Accounting of Delaware Management Company (a series of
                                             Delaware Management Business Trust), Delaware Service Company, Inc. and each fund in th
                                             Delaware Investments Family of Funds
Chris Welker                                 Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                             Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
James J. Wright                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investmen
                                             Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                             Delaware Investments Family of Funds
------------------------------------------------------------------------------------------------------------------------------------


*Business Address is 2005 Market Street, Philadelphia, PA 19103.

1       SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, 1996-2001.

2 QUANTITATIVE INVESTMENT PROFESSIONAL, Grantham, Mayo, VanOtterloo & Co., 1997-2002

3       VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002

4       SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002

5       TECHNCIAL TRANSFER ANALYST, U.S. Navy, 1998-2000

6       ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002

7 VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, 1998-2001.

Item 27. Principal Underwriters.

        (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

        (b)(1) Information with respect to each director, officer or partner of principal underwriter:

---------------------------------------------------------------------------------------------------------------------
Name and Principal           Positions and Offices with Underwriter        Positions and Offices with Registrant
  Business Address*          --------------------------------------        -------------------------------------
  ------------------
---------------------------------------------------------------------------------------------------------------------
Delaware Distributors,       General Partner                               None
  Inc.
---------------------------------------------------------------------------------------------------------------------
Delaware Investment          Limited Partner                               None
  Advisers
---------------------------------------------------------------------------------------------------------------------
Delaware Capital             Limited Partner                               None
  Management
---------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll             President/Chief Executive Officer             Executive Vice President/Head of Fixed
                                                                           Income
---------------------------------------------------------------------------------------------------------------------
David K. Downes              Executive Vice President/Chief Operating      President/Chief Executive Officer/Chief
                             Officer/Chief Financial Officer               Financial Officer
---------------------------------------------------------------------------------------------------------------------
Rene M. Campis               Executive Vice President/Interim Head of      None
                             Retail
---------------------------------------------------------------------------------------------------------------------
Diane M. Anderson            Senior Vice President/Retirement              None
                             Operations
---------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson          Senior Vice President/Operations              None
---------------------------------------------------------------------------------------------------------------------
Michael P. Bishof            Senior Vice President/Investment              Senior Vice President/Treasurer
                             Accounting
---------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley             Senior Vice President/Compliance Director     Senior Vice President/Compliance Director
---------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings           Senior Vice President/Treasurer/Controller    Senior Vice President/ Corporate
                                                                           Controller
---------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson          Senior Vice President/Human Resources         Senior Vice President/Human Resources
---------------------------------------------------------------------------------------------------------------------
Karina J. Istvan             Senior Vice President/Retail Investor         Senior Vice President/Retail Investor
                             Services                                      Services
---------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro          Senior Vice President/General Counsel/        Senior Vice President/Deputy General
                             Secretary                                     Counsel/ Secretary
---------------------------------------------------------------------------------------------------------------------
James L. Shields             Senior Vice President/Chief Information       None
                             Officer
---------------------------------------------------------------------------------------------------------------------
Elisa C. Colkitt             Vice President/Broker Dealer Operations &     None
                             Service Support
---------------------------------------------------------------------------------------------------------------------
David F. Connor              Vice President/Deputy General Counsel/        Vice President/Deputy General Counsel/
                             Assistant Secretary                           Assistant Secretary
---------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger             Vice President/Taxation                       Vice President/Taxation
---------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt           Vice President/Retirement Services            None
---------------------------------------------------------------------------------------------------------------------
Jeffrey M. Kellogg           Vice President/Product Manager - Fixed        None
                             Income & International
---------------------------------------------------------------------------------------------------------------------
Kevin S. Lee                 Vice President/Assistant Controller           None
---------------------------------------------------------------------------------------------------------------------
Nancy Nawn                   Vice President/Senior Wrap Product Manager    None
---------------------------------------------------------------------------------------------------------------------
David P. O'Connor            Vice President/Associate General Counsel/     Vice President/Associate General Counsel/
                             Assistant Secretary                           Assistant Secretary
---------------------------------------------------------------------------------------------------------------------
Brian L. Murray, Jr.         Vice President/Associate General Counsel/     Vice President/Associate General Counsel/
                             Assistant Secretary                           Assistant Secretary
---------------------------------------------------------------------------------------------------------------------
Robinder Pal                 Vice President/Retail e-Business              None
---------------------------------------------------------------------------------------------------------------------
Richard Salus                Vice President/Assistant Controller           None
---------------------------------------------------------------------------------------------------------------------
Gordon E. Searles            Vice President/Client Services                None
---------------------------------------------------------------------------------------------------------------------
Michael T. Taggart           Vice President/Facilities & Administrative    None
                             Services
---------------------------------------------------------------------------------------------------------------------
Joseph T. Van Thuyne         Vice President/Human Resources Generalist     None


* Business address is 2005 Market Street, Philadelphia, PA 19103.

               (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

               (b)(2)  Information with respect to each officer or partner of
                       LFD:

---------------------------------------------------------------------------------------------------------------------
Name and Principal           Positions and Offices with LFD                Positions and Offices with Registrant
  Business Address*          ------------------------------                -------------------------------------
  ------------------
---------------------------------------------------------------------------------------------------------------------
Westley V. Thompson          President/Chief Executive Officer/Director    None
---------------------------------------------------------------------------------------------------------------------
David M. Kittredge           Senior Vice President/Chief Operating         None
                             Officer/Director
---------------------------------------------------------------------------------------------------------------------
Margaret Skinner             Senior Vice President                         None
---------------------------------------------------------------------------------------------------------------------
Frederick J. Crawford**      Vice President/Treasurer                      None
---------------------------------------------------------------------------------------------------------------------
Patrick Caufield***          Vice President/Chief Compliance Officer       None
---------------------------------------------------------------------------------------------------------------------
Cynthia A. Rose****          Secretary                                     None
---------------------------------------------------------------------------------------------------------------------


*   2001 Market Street, Philadelphia, PA 19103.

**  1500 Market Street, Philadelphia, PA 19103.

*** 350 Church Street, Hartford, CT 06103

****1300 Clinton Street, Fort Wayne, IN 46802

               (c)     Inapplicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103.

Item 29.       Management Services. None.

Item 30.       Undertakings. Not Applicable.

*This signature page is used only with (b) filings

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28h day of April, 2003.

                                           DELAWARE GROUP EQUITY FUNDS I
                                           By:    /s/ David K. Downes
                                               ------------------------
                                                  David K. Downes
                                                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

---------------------------------------------------------------------------------------------------------------------
Signature                                       Title                                         Date
  ------------------------   ------------------------------------------    ------------------------------------------


 /s/ David. K. Downes        President/Chief Executive Officer/ Chief                    April 28, 2003
------------------------     Operating Officer/Chief Financial Officer
  David K. Downes            (Principal Executive Officer, Principal
                             Financial Officer and Principal Accounting
                             Officer) and Trustee
 /s/ Walter P. Babich  *     Trustee                                                     April 28, 2003
------------------------
  Walter P. Babich
 /s/ John H. Durham    *     Trustee                                                     April 28, 2003
------------------------
  John H. Durham
 /s/ John A. Fry       *     Trustee                                                     April 28, 2003
------------------------
  John A. Fry
 /s/ Anthony D. Knerr  *     Trustee                                                     April 28, 2003
------------------------
  Anthony D. Knerr
 /s/ Ann R. Leven      *     Trustee                                                     April 28, 2003
------------------------
  Ann R. Leven
 /s/ Thomas F. Madison *     Trustee                                                     April 28, 2003
------------------------
  Thomas F. Madison
 /s/ Janet L. Yeomans  *     Trustee                                                     April 28, 2003
------------------------
  Janet L. Yeomans


                        *By:    /s/ David K. Downes
                            ------------------------
                                David K. Downes
                            As Attorney-in-Fact for
                         each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    Exhibits

                                       to

                                   Form N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS


Exhibit No.    Exhibit
-----------    -------

EX-99.E1(i)    Form of Distribution Agreement (2003) between Delaware
               Distributors, L.P. and the Registrant on behalf of each Fund

EX-99.H2(ii)   Executed Amendment No. 26 (May 1, 2003) to Schedule A of
               Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.M4       Plan under Rule 12b-1 (May 1, 2003) for each Fund's R Class

EX-99.N        Plan under Rule 18f-3 (May 1, 2003)

EX-99.P3       Code of Ethics for Lincoln Financial Distributors, Inc.